Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($)	3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,517,637)	$ (7,532,838)	$ (2,888,530)	$ (446,349)	$ (5,406,167)	$ (3,710,827)	$ (1,221,773)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	11,425	61,374	23,403	5,675	34,828	26,035	8,090
Amortization of intangibles	1,131	5,063	2,212	1,044	3,339	2,714	1,550
Share-based compensation	435,642	2,952,850	441,190	6,219	849,625	639,644	231,909
Change in fair value of derivative liabilities	860,275	877,490	108,565		968,840	106,994	(1,571)
Changes in operating assets and liabilities:
Inventory		(5,990)	(43,544)	(30,521)	(43,544)	(13,023)
Prepaid expenses	4,643	(70,896)	351	(19,000)	4,994	(40,461)	(59,812)
Cash paid for deposits		(688,651)
Other assets				(2,715)		(8,000)	(8,715)
Accounts payable and accrued expenses	104,179	339,561	143,731	52,582	275,116	207,806	70,278
Deferred revenue		30,500
Net Cash Used In Operating Activities	(1,100,342)	(4,031,537)	(2,212,622)	(433,065)	(3,312,969)	(2,789,118)	(980,044)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for machinery and equipment	(35,500)	(542,551)	(124,672)	(71,187)	(160,172)	(143,433)	(80,275)
Cash paid for intangibles	(11,715)	(51,684)	(31,784)	(28,010)	(43,495)	(36,397)	(31,452)
Net Cash Used In Investing Activities	(47,215)	(594,235)	(156,456)	(99,197)	(203,667)	(179,830)	(111,727)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from promissory note				30,000			30,000
Repayment of promissory note				(30,000)			(30,000)
Proceeds from issuance of common stock	2,562,896	9,841,027	769,687	35,001	3,332,584	5,011,314	4,276,627
Proceeds from issuance of preferred stock				530,000
Proceeds from the exercise of warrants	10,000	55,000			10,000
Proceeds received from convertible note				655,000			655,000
Net Cash Provided By Financing Activities	2,572,896	9,896,027	769,687	1,220,001	3,342,584	5,011,314	4,931,627
Net Increase (Decrease) in Cash	1,425,339	5,270,255	(1,599,391)	687,739	(174,052)	2,042,366	3,839,856
Cash - Beginning of Period	2,730,105	4,155,444	4,329,496		4,329,496	687,739	489,640
Cash - End of Period	4,155,444	9,425,699	2,730,105	687,739	4,155,444	2,730,105	4,329,496
Cash Paid During the Period for:
Income taxes
Interest				984			984
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock compensation payable	72,177	485,916	101,045	5,857	146,016	101,045	33,063
Warrants issued for stock issuance costs	165,719	715,081			165,719	206,715	206,715
Conversion of convertible notes into common stock						655,000	655,000
Reclassification of derivative liability to additional paid in capital	$ 16,974	$ 2,200,219